AlphaCentric Asset Rotation Fund (ROTAX, ROTCX, ROTIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	GOVERNMENT - 99.1%
57,590	iShares 1-3 Year Treasury Bond ETF	$4,882,480
22,733	iShares 20+ Year Treasury Bond ETF	3,019,170
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,880,314)	7,901,650

	TOTAL INVESTMENTS - 99.1% (Cost $7,880,314)	$7,901,650
	OTHER ASSETS LESS LIABILITIES - 0.9%	70,066
	NET ASSETS - 100%	$7,971,716

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,901,650	$-	$-	$7,901,650
Total	$7,901,650	$-	$-	$7,901,650

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Asset Rotation Fund	$7,880,314	$21,336	$-	$21,336

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.3%
4,827,991	Amur Finance VI LLC, 144A ^	8.000	12/20/2024	$4,154,761
4,622,570	AXIS Equipment Finance Receivables IV LLC, 144A	8.830	3/20/2024	4,621,876
	TOTAL ASSET BACKED SECURITIES (Cost $9,439,987)			8,776,637

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2%
18,328,132	Aames Mortgage Investment Trust 2006-1, 1M Libor + 0.48%	2.910	4/25/2036	16,542,728
897,717	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	5.130	7/25/2033	928,801
2,829,152	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	3.480	3/25/2035	1,707,588
4,111,711	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	3.315	6/25/2035	3,042,148
4,976,386	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	3.430	5/25/2037	2,650,024
3,760,238	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	2,985,024
4,812,352	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	3,628,072
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	4.429	6/25/2034	567,685
4,962,862	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	4.380	12/25/2034	2,662,271
1,922,308	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	3.750	1/25/2035	1,676,692
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	6.555	11/25/2033	628,554
17,834,912	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 0.69%	3.120	11/25/2035	15,010,574
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	5.430	8/25/2040	1,547,105
3,572,154	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	2.694	8/25/2036	1,854,788
23,495,862	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	2.684	4/25/2036	16,291,194
6,403,357	Adjustable Rate Mortgage Trust 2005-2	3.780	6/25/2035	4,259,624
454,365	Adjustable Rate Mortgage Trust 2005-3, (A)	4.315	7/25/2035	364,832
3,433,143	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	5.430	6/25/2034	2,887,826
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	7.680	10/25/2034	735,540
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	2.930	10/25/2035	15,355,839
6,988,097	AFC Trust Series 1999-4, 1M Libor + 0.88%, 144A	3.284	12/26/2029	5,661,309
1,136,539	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	5.179	10/25/2034	686,200
7,815,112	Alternative Loan Trust 2005-61, 1M Libor + 0.38%	2.784	12/25/2035	7,360,692
1,336,242	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	2.644	2/25/2047	597,817
15,004,353	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	2.784	3/25/2046	10,497,149
2,672,532	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, (B)	5.386	2/25/2033	2,374,898
1,183,411	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, 1M Libor + 5.55%	4.680	9/25/2034	929,551
1,963,156	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-1A1, 1M Libor + 2.25%	4.897	2/25/2033	1,692,586
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	6.904	5/25/2034	1,747,271
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	5.104	5/25/2034	1,932,436
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	4.324	9/25/2034	1,533,254
2,409,578	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	4.204	9/25/2034	2,103,992
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	4.504	10/25/2034	1,623,841
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.406	11/25/2034	2,234,387
3,683,047	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.83%	4.260	7/25/2035	1,178,438
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.05%	3.480	7/25/2035	4,767,572
11,714,716	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R6, 1M Libor + 1.15%	3.580	8/25/2035	4,164,556
9,729,491	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.73%	3.160	9/25/2035	4,756,841
4,320,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.65%	3.080	9/25/2035	4,003,130
7,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R8, 1M Libor + 1.04%	3.439	10/25/2035	6,225,271
1,156,936	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 1.45%	3.880	1/25/2036	81,872
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 0.69%	3.120	1/25/2036	20,418,600
14,370,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R11, 1M Libor + 0.68%	3.110	1/25/2036	13,059,926
5,242,460	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through2005-R1 Adj%	3.930	3/25/2035	2,044,593
8,431,770	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	2.964	3/25/2036	3,312,271
87,219	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1M Libor + 0.50%	2.899	6/25/2028	86,169
218,686	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	4.280	11/25/2029	211,939
535,082	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 5.25%	4.671	3/25/2034	446,749
1,190,837	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 4.88%, 144A	4.671	3/25/2034	631,420
24,000,000	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W3, 1M Libor + 0.46%	2.890	11/25/2035	20,863,449
21,706,856	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	2.864	1/25/2036	16,140,404
36,588,438	Argent Securities, Inc. Adj%	2.960	10/25/2035	24,246,840
2,794,433	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	2.840	3/25/2036	834,365
27,715,728	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	2.660	11/25/2036	24,405,852
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	3.044	11/25/2035	15,902,034
22,770,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.684	7/25/2036	18,787,040
3,611,436	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	3.454	6/25/2035	358,944
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	4.320	1/25/2035	2,940,394
5,050,804	Asset-Backed Pass-Through Certificates Series 2005-R2, 1M Libor + 1.17%	3.574	4/25/2035	4,238,813
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	4.230	7/25/2035	6,136,823
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
1,794,145	Banc of America Funding 2004-B Trust, (A)	4.330	12/20/2034	$1,570,820
3,360,320	Banc of America Mortgage 2004-K Trust, (A)	4.462	12/25/2034	2,168,054
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 1.65%	4.080	2/28/2041	5,424,405
2,499,368	Bear Stearns ALT-A Trust 2004-1, (A)	4.262	2/25/2034	1,691,136
33,436	Bear Stearns ARM Trust 2003-8, (A)	5.021	1/25/2034	32,258
636,332	Bear Stearns ARM Trust 2004-7, (A)	4.750	10/25/2034	624,940
3,823,840	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	4.954	12/25/2034	1,989,161
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	3.034	9/25/2034	2,726,674
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	4.729	1/25/2035	2,657,658
10,071,579	Bear Stearns Asset Backed Securities I Trust 2005-HE9, 1M Libor + 1.20%	3.604	10/25/2035	9,011,797
25,503,151	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	2.694	11/25/2036	22,648,055
4,354,000	Bear Stearns Asset Backed Securities I Trust 2006-4, 1M Libor + 0.75%	3.180	10/25/2036	1,081,887
18,016,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.51%	2.940	12/25/2035	13,533,090
3,500,000	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	2.950	10/25/2035	2,168,396
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	2.730	7/25/2036	15,969,145
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	2.824	1/25/2036	19,182,403
8,294,785	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	2.704	10/25/2036	1,091,108
6,395,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	2.774	2/25/2036	5,066,808
8,574,154	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	2.720	5/25/2036	4,890,100
8,916,174	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	2.690	12/25/2036	2,729,738
1,194,150	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	3.554	9/25/2032	1,052,284
820,169	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	4.729	3/25/2034	53,183
2,259,682	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	4.504	6/25/2034	386,080
4,049,717	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	4.129	6/25/2034	3,878,667
592,394	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	3.434	9/25/2034	583,658
9,622,646	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	3.604	10/25/2035	8,663,964
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	2.774	6/25/2036	13,411,650
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	2.844	5/25/2037	2,325,984
98,776,710	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	4.227	12/25/2021	28,903,838
8,000,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	4.227	10/25/2037	7,104,470
17,465,082	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	4.227	10/25/2037	4,683,019
5,682,697	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	2.694	9/25/2036	3,452,776
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	2.784	8/25/2036	2,360,763
7,048,264	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	2.694	8/25/2036	5,062,868
5,027,941	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	3.019	12/25/2035	3,090,072
1,251,585	Citigroup Mortgage Loan Trust 2007-10, (A)	4.522	9/25/2037	1,140,871
6,945,314	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	2.674	12/25/2036	5,304,554
5,858,884	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0.30%	2.704	5/25/2037	4,044,725
9,261,614	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	3.054	3/25/2037	6,786,185
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	6.930	12/25/2033	2,301,552
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	3.550	7/25/2035	2,001,226
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	2.684	6/25/2037	4,992,295
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	4.904	7/25/2037	1,100,493
21,000,000	Connecticut Avenue Securities Trust 2019-R01, IM Libor + 2.45%, 144A	4.880	7/25/2031	21,281,278
16,750,000	Connecticut Avenue Securities Trust 2019-R01, IM Libor + 2.30%, 144A	4.730	8/25/2031	16,916,585
11,700,000	Connecticut Avenue Securities Trust 2019-R01, IM Libor + 2.15%, 144A	4.580	9/25/2031	11,779,468
7,857,439	Connecticut Avenue Securities Trust 2019-R01, IM Libor + 0.75%, 144A	3.180	9/25/2031	7,864,026
10,000,000	Connecticut Avenue Securities Trust 2019-R01, IM Libor + 0.00%, 144A	0.000	6/25/2039	10,019,610
3,000,000	Connecticut Avenue Securities Trust 2019-R01, IM Libor + 0.00%, 144A	0.000	6/25/2039	3,065,112
3,994,295	Conseco Finance Corp., (A)	7.240	11/15/2028	3,369,419
5,104,214	Conseco Finance Corp., (A)	6.980	9/1/2030	4,551,534
221,166	Countrywide Asset-Backed Certificates, 1M Libor + 5.63%, 144A	8.029	10/25/2032	216,052
477,591	Countrywide Asset-Backed Certificates, 1M Libor + 4.50%, 144A	6.904	11/25/2033	534,335
3,989,817	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	3.554	12/25/2035	1,646,294
5,904,212	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	3.404	1/25/2036	1,158,663
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	3.134	4/25/2036	1,878,962
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	2.894	4/25/2036	11,323,488
4,004,285	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	2.794	7/25/2036	1,741,186
3,604,291	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	2.744	6/25/2037	1,211,362
7,372,484	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.654	6/25/2037	3,731,568
28,345,331	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	2.674	11/25/2037	12,109,339
14,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	2.839	1/25/2045	12,322,866
13,008,822	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	2.634	5/25/2047	3,038,585
13,058,650	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	2.664	6/25/2047	7,858,610
28,158,478	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.654	6/25/2047	14,164,956
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	6.254	4/25/2034	$482,127
676,403	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 2.85%, 144A	4.681	10/25/2034	640,634
3,541,475	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	3.604	7/25/2035	769,835
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	3.094	7/25/2035	1,770,609
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.000	9/25/2035	3,724,348
1,726,975	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.44%	2.844	12/25/2035	587,050
9,078,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.231	12/25/2036	9,760,035
3,733,407	Credit-Based Asset Servicing & Securitization LLC, 144A	7.250	3/25/2046	983,312
1,825,729	Credit-Based Asset Servicing And Securities Adj%	6.904	3/25/2033	744,394
1,584,088	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	4.733	10/25/2033	1,179,259
4,752,204	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	4.504	10/25/2034	1,384,103
2,296,670	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	3.124	2/25/2036	751,525
17,417,365	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	3.184	4/25/2036	12,132,149
5,936,740	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	3.164	5/25/2036	1,527,232
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	2.704	6/25/2047	20,920,474
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	2.704	6/25/2047	5,367,084
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.374	8/25/2047	13,742,770
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.374	8/25/2047	2,860,686
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13, 1M Libor + 1.50%	3.904	10/25/2047	6,113,558
1,601,335	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,363,016
2,282,154	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,609,093
1,183,731	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	951,740
1,147,392	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	2.744	4/15/2036	889,902
2,988,344	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	3.515	9/19/2044	1,966,475
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	4.530	5/25/2037	9,424,699
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 3.38%, 144A	5.779	1/25/2041	3,153,896
11,067,095	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	3.379	11/25/2035	7,788,653
3,641,454	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	4.159	10/25/2035	2,670,736
6,638,250	Encore Credit Receivables Trust 2005-4, 1M Libor + 0.70%	3.104	1/25/2036	5,063,777
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.10%	7.504	10/25/2034	1,708,880
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	4.230	4/25/2035	1,683,282
2,303,333	Equity One Mortgage Pass-Through Trust 2003-4, (B)	6.900	10/25/2034	1,182,494
672,967	Equity One Mortgage Pass-Through Trust 2004-1, (B)	5.760	4/25/2034	671,577
9,316,767	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.30%	6.730	2/25/2025	9,973,453
6,242,724	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.00%	7.430	7/25/2025	6,634,507
6,574,464	Fannie Mae Connecticut Avenue Securities, 1M Libor + 6.75%	9.154	8/25/2028	7,432,301
8,535,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 6.00%	8.404	9/25/2028	9,441,612
1,426,568	Fannie Mae Connecticut Avenue Securities, 1M Libor + 1.30%	3.730	7/25/2029	1,431,790
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	5.230	2/25/2030	8,236,686
8,414,648	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.830	5/25/2030	8,749,182
1,159,122	Fannie Mae Connecticut Avenue Securities, 1M Libor + 0.65%	3.054	5/25/2030	1,159,712
7,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.25%	4.680	7/25/2030	7,082,196
7,111,096	Fannie Mae Connecticut Avenue Securities, 1M Libor + 0.60%	3.030	7/25/2030	7,109,679
9,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.10%	4.530	3/25/2031	9,009,795
2,369,948	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	3.454	3/25/2035	1,790,308
2,380,240	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	3.334	11/25/2035	1,983,697
1,468,274	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	4.080	11/25/2034	1,175,110
2,034,228	First Franklin Mortgage Loan Trust 2003-FFH4, 1M Libor + 2.48%	4.905	10/25/2033	1,161,343
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	4.305	3/25/2034	1,610,911
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	4.680	6/25/2034	843,200
2,453,890	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	1,733,062
3,443,654	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	3.604	5/25/2035	1,774,516
19,920,413	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.944	10/25/2035	20,014,645
930,676	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor + 2.70%	5.130	1/25/2035	525,977
5,800,793	First Franklin Mortgage Loan Trust 2005-FFH2, 1M Libor + 1.05%, 144A	3.454	4/25/2035	4,915,717
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	2.864	1/25/2036	10,434,265
11,997,768	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	3.017	3/25/2036	9,267,398
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	2.700	4/25/2036	3,122,003
3,854,948	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	2.654	5/25/2036	1,484,123
6,521,197	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	2.680	6/25/2036	1,413,097
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	2.714	11/25/2036	3,039,132
115,995	First Franklin Mortgage Loan Trust Series 2004-FFC, 1M Libor + 3.75%, 144A	6.180	6/25/2035	116,323
6,000,000	Freddie Mac Stacr Trust 2018-HQA2, 1M Libor + 11.00%, 144A	13.430	10/25/2048	6,786,499
2,000,000	Freddie Mac Stacr Trust 2019-DNA2, 1M Libor + 10.50%, 144A	12.904	3/25/2049	2,283,739
5,500,000	Freddie Mac Stacr Trust 2019-DNA2, 1M Libor + 2.45%, 144A	4.854	3/25/2049	5,582,208
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
3,500,000	Freddie Mac Stacr Trust 2019-HQA2, 1M Libor + 0.70%, 144A	3.130	4/25/2049	$3,502,520
4,683,010	Freddie Mac Structured Agency Credit Risk Debt Notes	6.504	8/25/2024	4,920,336
2,043,714	Freddie Mac Structured Agency Credit Risk Debt Notes	6.954	10/25/2024	2,201,193
10,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	7.104	3/25/2028	10,843,232
2,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.654	7/25/2029	2,539,383
21,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.854	10/25/2029	22,693,756
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.904	3/25/2030	6,158,536
13,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.704	9/25/2030	13,566,949
5,000,000	FREMF 2013-K27 Mortgage Trust, 144A, (A)	3.615	1/25/2046	5,100,554
4,831,000	FREMF 2013-K28 Mortgage Trust, 144A, (A)	3.609	6/25/2046	4,932,794
7,100,000	FREMF 2016-K55 Mortgage Trust, 144A, (A)	4.296	4/25/2049	7,520,721
12,250,000	FREMF 2016-K60 Mortgage Trust, 144A, (A)	3.657	12/25/2049	12,125,201
5,575,000	FREMF 2018-K76 Mortgage Trust, 144A, (A)	4.349	6/25/2051	5,656,287
6,750,000	FREMF 2018-K78 Mortgage Trust, 144A, (A)	4.266	6/25/2051	6,807,988
10,000,000	FREMF 2018-K80 Mortgage Trust, 144A, (A)	4.373	7/25/2028	10,160,894
13,465,000	FREMF 2018-K82 Mortgage Trust, 144A, (A)	4.129	9/25/2028	13,573,978
10,000,000	FREMF 2018-K91 Mortgage Trust, 144A, (A)	4.252	7/25/2029	10,093,794
7,000,000	FREMF 2018-K92 Mortgage Trust, 144A, (A)	4.337	6/25/2029	6,879,320
10,500,000	FREMF 2018-K93 Mortgage Trust, 144A, (A)	4.117	5/25/2052	10,565,070
23,047,066	FREMF 2018-K103 Mortgage Trust, 144A, 1M Libor + 2.25%	4.731	2/25/2023	23,065,525
6,000,000	FREMF 2018-K733 Mortgage Trust, 144A, (A)	3.984	2/25/2028	5,939,193
6,000,000	FREMF 2018-K1505 Mortgage Trust, 144A, (A)	4.306	4/25/2033	5,840,626
4,250,000	FREMF 2018-K1510 Mortgage Trust, 144A, (A)	4.534	1/25/2034	4,053,692
9,500,376	FREMF 2018-KF48 Mortgage Trust, 144A, 1M Libor + 2.05%	4.530	6/25/2028	9,388,092
9,812,330	FREMF 2018-KF50 Mortgage Trust, 144A, 1M Libor + 1.90%	4.330	7/25/2028	9,766,734
5,719,826	FREMF 2018-KF52 Mortgage Trust, 1M Libor + 1.95%	4.381	9/25/2028	5,692,550
4,499,912	FREMF 2018-KF61 Mortgage Trust, 144A, 1M Libor + 2.20%	4.681	4/25/2029	4,510,116
8,325,000	FREMF 2018-KW06 Mortgage Trust, 144A, (A)	4.367	6/25/2028	8,321,166
1,000,000	FREMF 2018-KW07 Mortgage Trust, 144A, (A)	4.081	10/25/2031	983,377
3,085,111	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	3.904	3/25/2035	1,178,030
1,562,312	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	3.829	3/25/2035	1,194,804
381,387	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	3.319	3/25/2035	285,968
1,149,715	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	3.375	11/25/2034	1,040,833
6,157,092	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	4.230	6/25/2035	479,585
12,441,118	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	3.405	6/25/2035	8,059,247
5,036,559	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%	3.454	1/25/2035	1,743,081
4,264,146	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	3.420	7/25/2035	898,642
8,996,791	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	3.120	10/25/2035	7,434,722
2,281,158	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	3.020	7/25/2035	1,860,748
2,558,296	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	4.155	9/25/2034	2,249,698
3,053,743	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	3.855	12/25/2034	2,623,878
1,668,356	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	4.980	2/25/2035	1,234,188
4,831,000	GSAA Home Equity Trust 2005-8, 1M Libor + 0.52%	2.950	6/25/2035	3,745,226
10,241,000	GSAA Trust, 1M Libor + 0.77%	3.200	6/25/2035	7,176,274
4,449,406	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	2.870	12/25/2035	2,726,228
14,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	3.375	7/25/2045	10,958,726
5,592,533	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	3.130	11/25/2035	1,521,000
32,198,067	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.710	5/25/2046	25,475,629
6,878,825	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	2.730	8/25/2036	4,181,134
5,470,384	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	2.680	1/25/2037	2,642,700
2,189,626	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	2.874	5/25/2046	1,040,578
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	4.680	2/25/2047	3,106,880
21,019	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	2.904	9/25/2035	20,235
1,092,470	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	5.904	9/25/2042	897,101
2,947,258	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	2.753	10/20/2045	2,452,549
2,130,536	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	2.640	1/19/2038	1,574,218
2,103,102	Home Equity Asset Trust, 1M Libor + 2.17%	4.574	2/25/2034	1,684,420
5,200,968	Home Equity Asset Trust, 1M Libor + 1.25%	3.649	5/25/2035	4,712,009
1,130,565	Home Equity Asset Trust 2003-4, 1M Libor + 4.50%	6.904	10/25/2033	620,952
2,240,610	Home Equity Asset Trust 2005-6, 1M Libor + 0.71%	3.114	12/25/2035	2,109,701
11,754,517	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	2.904	1/25/2036	7,997,177
7,049,859	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	3.024	4/25/2036	6,023,774
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	4.380	3/25/2035	6,158,438
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	4.230	8/25/2035	5,330,019
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	3.040	10/25/2035	6,260,259
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
19,280,273	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	2.874	3/25/2036	$9,860,873
8,025,008	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	2.804	3/25/2036	2,555,013
16,379,284	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	2.790	6/25/2036	7,480,810
5,129,147	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	2.694	8/25/2036	1,238,702
969,554	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	1,051,718
11,540,002	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	3.105	11/25/2035	9,752,365
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	2.944	12/25/2035	8,558,697
41,014,000	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	2.714	3/25/2036	33,631,480
579,454	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	3.285	3/25/2035	520,446
35,170	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	4.642	10/25/2034	34,785
929,991	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	3.465	9/25/2035	460,900
5,458,061	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	3.469	6/25/2035	3,316,910
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	2.834	5/25/2035	5,668,352
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	2.724	5/25/2036	7,341,336
5,364,834	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	4.204	7/25/2036	3,402,450
3,097,377	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	2.704	5/25/2036	886,122
9,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	2.744	4/25/2036	6,684,542
5,262,384	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	3.154	1/25/2037	3,603,800
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	3.004	1/25/2037	6,396,920
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	2.800	3/25/2037	9,324,542
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	2.694	5/25/2037	13,405,696
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	2.710	6/25/2037	3,778,760
4,493,655	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	2.664	3/25/2047	2,203,327
8,000,000	JP Morgan Mortgage Acquisition Trust ADJ%	4.204	7/25/2035	7,933,635
1,680,117	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	8.430	3/25/2033	1,976,529
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	4.204	9/25/2034	1,152,985
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.50%	3.904	9/25/2034	1,254,655
1,199,616	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	4.465	7/25/2034	1,015,411
1,980,000	MASTR Adjustable Rate Mortgages Trust 2004-14	4.580	1/25/2035	2,019,770
1,156,866	MASTR Alternative Loan Trust 2002-2 (A)	7.103	10/25/2032	354,969
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	8.205	5/25/2033	1,711,057
448,228	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	4.380	9/25/2034	403,204
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	4.204	10/25/2034	1,942,246
430,588	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	4.699	12/25/2034	639,537
3,320,531	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	2.690	10/25/2036	1,419,735
3,844,270	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	2.730	5/25/2037	1,629,973
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	4.177	7/25/2035	898,903
1,462,000	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	3.680	11/25/2035	816,869
1,342,892	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	4.155	1/25/2035	949,732
5,860,014	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	3.199	11/25/2035	5,726,236
1,504,809	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	5.718	9/25/2032	1,484,766
24,835	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 12M Libor + 1.63%	4.338	12/25/2032	25,466
108,779	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 6M Libor + 1.50%	4.044	2/25/2033	108,193
1,293,397	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	4.605	7/25/2034	1,164,567
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	4.455	6/25/2035	2,420,418
3,616,072	Merrill Lynch Mortgage Investors Trust Series 2005-WMC2, 1M Libor + 1.05%	3.480	4/25/2036	3,186,842
561,322	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	3.435	3/25/2030	436,198
4,885,066	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	4.383	2/25/2036	3,505,517
1,306,667	Metropolitan Asset Funding, Inc.	6.000	2/20/2027	1,114,282
2,000,000	Mill City Mortgage Loan Trust 2016-1, 144A	4.015	4/25/2057	2,048,885
3,708,000	Mill City Mortgage Loan Trust 2017-1, 144A	3.250	11/25/2058	3,777,161
2,119,013	Mill City Mortgage Loan Trust 2017-3, 144A	3.250	1/25/2061	1,983,485
7,107,000	Mill City Mortgage Loan Trust 2018-1, 144A	3.250	5/25/2062	6,963,985
4,173,609	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.88%	4.305	11/25/2034	3,429,390
1,502,921	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	4.005	11/25/2034	1,407,215
1,453,715	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	7.680	7/25/2034	1,495,953
1,086,683	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	4.080	1/25/2035	298,924
1,932,721	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	3.780	1/25/2035	1,899,530
13,487,585	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	3.315	7/25/2035	10,968,884
6,897,467	Morgan Stanley ABS Capital I Inc Trust 2005-HE6, 1M Libor + 0.56%	2.964	11/25/2035	3,675,692
1,472,523	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.379	2/25/2035	1,060,214
4,751,650	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	3.495	3/25/2035	2,700,392
7,078,453	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	4.204	6/25/2035	1,803,807
2,402,442	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	3.495	7/25/2035	195,894
10,404,486	Morgan Stanley ABS Capital I Inc Trust 2006-NC1, 1M Libor + 0.42%	2.824	12/25/2035	7,409,900
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.810	12/25/2035	$3,217,992
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	2.800	1/25/2036	7,861,961
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	8.029	2/25/2033	1,664,918
5,414,699	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	3.495	5/25/2035	3,740,730
1,745,670	Morgan Stanley Home Equity Loan Trust 2005-3, 1M Libor + 0.96%	3.390	8/25/2035	886,586
141,418	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	4.516	9/25/2034	143,108
6,011,573	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	2.774	3/25/2037	3,303,702
5,718,416	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	2.874	4/25/2037	3,361,068
2,044,000	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	1,936,382
12,264,570	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.13%	3.555	3/25/2035	12,090,421
3,813,988	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	2.740	8/25/2036	2,075,146
205,953	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	3.230	11/25/2033	186,103
33,580,213	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	2.920	10/25/2035	28,319,426
10,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.900	2/25/2036	9,094,155
4,261,584	New Residential Mortgage Loan Trust 2014-1, 144A, (A)	6.047	1/25/2054	4,476,435
6,054,702	New Residential Mortgage Loan Trust 2018-4, 1M Libor + 1.20%, 144A	3.604	1/25/2048	6,106,914
20,439,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.976	12/25/2057	19,157,806
17,134	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	17,918
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	18,541
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	3.510	9/25/2035	4,001,826
22,087,929	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	2.730	7/25/2036	11,878,521
1,263,020	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	2.800	3/25/2036	1,126,078
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	5.430	5/25/2033	3,042,854
66,119	NovaStar Mortgage Funding Trust Series 2003-2, 1M Libor + 1.13%	3.529	9/25/2033	66,414
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.980	3/25/2035	9,329,545
12,544,690	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	2.730	9/25/2037	8,150,891
5,912,030	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	2.860	12/25/2035	6,468,588
18,676,063	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	3.360	8/25/2035	16,244,778
2,446,062	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	3.435	8/25/2035	330,921
3,362,633	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	3.030	11/25/2035	927,850
2,298,100	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	3.010	12/25/2035	373,368
21,250,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	2.784	1/25/2036	16,743,916
8,449,982	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	2.730	3/25/2037	451,711
446,257	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	3.600	9/25/2035	373,048
2,779,925	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	4.155	10/25/2034	1,492,007
15,208,648	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	4.530	12/25/2034	10,802,805
1,463,540	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.93%	5.329	10/25/2034	242,414
6,346,904	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.18%	4.579	10/25/2034	5,408,822
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 1.95%	4.380	2/25/2035	5,916,912
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	4.429	12/25/2034	2,878,607
3,825,954	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	3.450	7/25/2035	606,512
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	3.405	7/25/2035	2,147,212
23,250,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.64%	3.044	8/25/2035	15,925,297
7,941,426	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 1M Libor + 1.88%	4.305	3/25/2035	4,274,059
2,171,502	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	4.230	6/25/2035	1,473,184
14,135,634	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1M Libor + 0.61%	3.014	9/25/2035	6,656,071
3,546,322	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	3.064	9/25/2035	1,122,241
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	3.104	11/25/2035	1,821,283
5,450,754	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	2.904	5/25/2036	2,635,753
3,144,050	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	2.740	6/25/2047	1,744,123
6,343,758	Quest Trust, 1M Libor + 3.23%, 144A	5.629	6/25/2034	5,036,652
6,000,000	Quest Trust, 1M Libor + 3.53%, 144A	5.929	9/25/2034	5,196,583
6,000,462	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	3.654	2/25/2037	3,640,417
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%, 144A	4.404	1/25/2046	4,409,170
1,935,094	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	3.404	3/25/2037	1,475,233
17,695,556	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	4.654	9/25/2047	11,865,684
2,309,193	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.80%	4.204	5/25/2035	1,116,847
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	3.524	8/25/2035	236,755
7,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	3.104	9/25/2035	6,215,267
2,187,194	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	3.349	11/25/2035	912,969
3,016,168	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	3.004	9/25/2035	2,232,300
3,912,359	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54%	2.944	2/25/2036	2,559,205
16,290,828	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	2.764	3/25/2036	12,362,969
2,092,762	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	2.814	1/25/2036	1,008,356
3,478,962	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	2.784	7/25/2036	2,362,565
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
7,893,430	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	2.784	8/25/2036	$6,666,480
14,303,565	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	4.174	7/25/2034	10,649,295
3,282,617	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	4.174	7/25/2034	2,763,484
14,338,088	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	2.844	11/25/2035	10,347,767
1,860,914	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	6.904	3/25/2035	1,523,325
3,154,406	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	3.124	9/25/2035	2,066,384
1,294,233	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	4.279	2/25/2035	1,108,496
2,198,000	RASC Series 2005-KS5 Trust, 1M Libor + 1.88%	4.279	6/25/2035	1,725,952
1,395,803	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	4.954	7/25/2035	1,168,264
2,528,092	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	3.654	10/25/2035	715,969
5,449,640	RASC Series 2005-KS12 Trust, 1M Libor + 0.67%	3.074	1/25/2036	4,846,341
2,699,512	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	2.874	1/25/2036	1,255,793
10,496,574	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	2.824	2/25/2036	6,716,223
9,353,700	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	2.734	4/25/2036	6,848,378
9,420,586	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	2.684	6/25/2036	6,865,508
7,265,796	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%	2.934	2/25/2036	6,211,184
5,156,121	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	2.904	3/25/2036	3,504,435
8,815,006	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	2.704	6/25/2036	7,739,309
16,074,000	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	2.644	1/25/2037	11,195,433
22,085,435	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	2.664	2/25/2037	16,820,921
552,848	Renaissance Home Equity Loan Trust 2003-2, (B)	4.667	8/25/2033	536,052
6,277,708	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	6,242,434
13,363,530	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	2,611,825
9,693,471	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	3,559,207
322,014	RFMSI Series 2005-SA1 Trust, (A)	4.638	3/25/2035	224,971
329,180	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	6.904	10/25/2033	246,954
107,021	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	5.355	12/25/2033	90,124
2,309,753	Saxon Asset Securities Trust 2004-2, (B)	6.000	8/25/2035	1,986,372
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	3.109	10/25/2035	1,672,092
4,579,763	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	3.024	11/25/2037	2,228,741
8,842,659	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	2.724	9/25/2036	4,306,805
9,935,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	2.704	9/25/2036	8,910,221
5,142,797	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	3.304	9/25/2047	230,085
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	3.204	9/25/2047	28,810,591
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	3.204	9/25/2047	16,386,823
10,935,000	Saxon Asset Securities Trust 2007-4,1M Libor + 3.00%, 144A	5.404	12/25/2037	5,639,288
8,990,000	Seasoned Credit Risk Transfer Trust Series 2017-1, (A) 144A	4.000	1/25/2056	9,115,160
5,843,000	Seasoned Credit Risk Transfer Trust Series 2017-1, (A) 144A	4.000	1/25/2056	5,680,329
23,057,000	Seasoned Credit Risk Transfer Trust Series 2017-2, (A) 144A	4.000	8/25/2056	22,268,949
14,275,000	Seasoned Credit Risk Transfer Trust Series 2017-3, (A) 144A	4.750	7/25/2056	14,084,693
15,275,000	Seasoned Credit Risk Transfer Trust Series 2018-1, (A)	4.750	5/25/2057	15,000,378
16,000,000	Seasoned Credit Risk Transfer Trust Series 2018-3, (A) 144A	4.750	8/25/2057	15,794,057
19,442,000	Seasoned Credit Risk Transfer Trust Series 2018-4, 144A	4.750	11/25/2057	19,097,720
7,150,000	Seasoned Credit Risk Transfer Trust Series 2019-1, (A) 144A	4.750	7/25/2058	7,093,654
11,000,000	Seasoned Credit Risk Transfer Trust Series 2019-2, (A) 144A	4.750	8/25/2058	10,472,352
695,690	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	4.260	1/25/2035	624,641
8,866,793	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	3.100	10/25/2035	770,722
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	3.070	10/25/2035	5,946,578
3,000,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	3.604	10/25/2035	1,632,018
1,500,000	Security National Mortgage Loan Trust 2005-2, 144A, (A)	6.942	2/25/2035	1,172,949
1,570,733	Security National Mortgage Loan Trust Adj% 144A	2.804	2/25/2035	1,431,655
1,700,498	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	3.133	11/20/2034	1,513,516
19,718,353	Sequoia Mortgage Trust 2004-10, (A)	0.613	11/20/2034	212,930
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	3.020	10/25/2035	5,033,594
1,415,765	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	4.380	4/25/2035	1,325,524
1,300,716	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	3.780	4/25/2035	1,259,406
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	3.480	6/25/2035	1,606,800
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	3.255	6/25/2035	3,983,454
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	3.405	8/25/2035	6,422,738
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	3.110	11/25/2035	888,877
6,640,550	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	2.954	12/25/2035	2,599,854
9,455,925	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	2.840	2/25/2036	3,746,418
1,407,359	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	2.654	10/25/2036	804,502
49,632,794	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	2.704	5/25/2036	37,555,859
52,459,429	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	2.654	7/25/2036	29,381,550
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.2% (continued)
4,616,648	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.39%	2.794	12/25/2036	$4,029,669
22,356,362	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1M Libor + 0.15%	2.554	6/25/2037	15,128,694
2,400,000	STACR Trust 2018-HRP2, 1M Libor + 10.50%, 144A	12.904	2/25/2047	2,608,354
4,000,000	STACR Trust 2018-HRP2, 1M Libor + 4.20%, 144A	6.604	2/25/2047	4,126,054
10,000,000	STACR Trust 2018-HRP2, 1M Libor + 2.40%, 144A	4.804	2/25/2047	10,216,418
3,130,599	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	4.129	12/25/2034	2,712,492
22,639,447	Structured Asset Investment Loan Trust 2005-1, 1M Libor + 1.14%, 144A	3.544	2/25/2035	17,072,009
10,681,719	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	3.379	7/25/2035	7,370,724
9,263,374	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	3.154	10/25/2035	7,206,339
2,954,938	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	3.184	7/25/2035	1,983,809
35,000,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	3.139	9/25/2035	32,565,477
244,981	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	3.965	10/19/2034	241,924
2,369,122	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	3.215	2/19/2033	1,858,483
6,871,390	Structured Asset Securities ADJ%	3.354	2/25/2036	4,482,667
2,824,940	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	3.704	2/25/2035	2,232,222
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	3.154	2/25/2035	1,379,181
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	4.309	2/25/2035	482,671
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 0.70%	3.130	5/25/2035	2,688,451
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	6.154	7/25/2035	1,291,873
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 1M Libor + 3.75%	6.154	11/25/2035	2,195,627
20,888,436	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1M Libor + 0.30%	2.730	4/25/2036	15,884,039
3,500,221	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	2.704	8/25/2046	1,539,147
13,810,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2, 1M Libor + 2.25%, 144A	4.654	8/25/2037	13,295,102
7,934,393	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	2.894	1/25/2037	5,969,255
10,829,163	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	2.764	7/25/2037	8,393,207
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	2.674	7/25/2037	5,308,719
5,740,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	3.904	10/25/2038	5,652,104
2,963,473	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	3.604	4/25/2036	2,922,632
706,907	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	3.404	6/25/2044	540,383
36,387,000	Towd Point Mortgage Trust 2016-4, 144A, (A)	4.037	7/25/2056	36,196,678
20,108,000	Towd Point Mortgage Trust 2016-5, 144A,(A)	3.791	10/25/2056	18,889,137
38,592,000	Towd Point Mortgage Trust 2017-2, 144A, (A)	4.152	4/25/2057	38,500,622
23,598,000	Towd Point Mortgage Trust 2017-3, 144A, (A)	4.054	7/25/2057	23,073,393
10,000,000	Towd Point Mortgage Trust 2017-3, 144A, (A)	4.054	7/25/2057	9,877,775
26,049,000	Towd Point Mortgage Trust 2017-6, 144A, (A)	3.558	10/25/2057	24,950,859
23,229,000	Towd Point Mortgage Trust 2018-1 144A, (A)	4.006	1/25/2058	23,275,319
757,000	Truman Capital Mortgage Loan T Adj%, 144A	5.904	3/25/2037	808,079
242,191	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	2.345	11/25/2042	243,390
2,393,821	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	2.764	4/25/2036	749,806
6,956,209	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	2.880	5/25/2036	4,949,869
10,257,342	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	2.780	7/25/2036	7,356,488
10,598,864	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	2.700	1/25/2037	7,916,207
15,380	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, (A)	5.026	6/25/2034	15,569
2,437,155	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, (A)	4.988	6/25/2035	2,173,495
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,516,508,004)			2,728,076,785

	PRIVATE PLACEMENT - 0.0%
72,500	AMUR Finance Company, Inc. ^ (Cost $72,500)	15.000	1/10/2020	72,500

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
597,289	American Homes 4 Rent			14,520,096
320,358	Invitation Homes, Inc.			8,563,169
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,157,957)			23,083,265

	TOTAL INVESTMENTS - 95.3% (Cost - $2,545,178,448)			$2,760,009,187
	OTHER ASSETS LESS LIABILITIES - 4.7%			137,031,102
	TOTAL NET ASSETS - 100.0%			$2,897,040,289

** Illiquid security. Total illiquid securities represents 0.22% of net assets as of June 30, 2019.
^ Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
(A) Variable rate security.
(B) STEP Coupon Bond
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2019, 144A securities amounted to $779,519,545 or 26.9% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$4,621,876	$4,154,761	$8,776,637
Non-Agency Residential Mortgage Backed Securities	-	2,728,076,785	-	2,728,076,785
Private Placement	-	-	72,500	72,500
Real Estate Investment Trusts	23,083,265	-	-	23,083,265
Total	$23,083,265	$2,732,698,661	$4,227,261	$2,760,009,187

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to Portfolio of Investments for security classifications.

	Private Placement	Asset Backed Securities
Beginning Balance	$1,596,049	$4,184,796
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	217,129
Cost of Purchases	72,500	-
Proceeds from Sales	-	-
Proceeds from Principal Paydowns	(1,596,049)	(247,164)
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$72,500	$4,154,761

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Income Opportunities Fund	$2,545,178,448	$292,613,067	$(77,782,328)	$214,830,739

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

	Contracts	Notional Amount	Exercise Price		Expiration		Value
PURCHASED CALL OPTIONS - 2.7%
S&P500 EMINI	16	$ 2,312,000	$ 2,890.00		8/1/2019		$ 67,200
S&P EMINI 3rd week	68	10,302,000	3,030.00		8/19/2019		60,180
S&P500 EMINI	102	15,555,000	3,050.00		9/23/2019		129,030
TOTAL PURCHASED CALL OPTIONS (Cost $174,785)							256,410

PURCHASED PUT OPTIONS - 2.8%
S&P EMINI 3rd week	136	18,156,000	2,670.00		8/19/2019		68,000
S&P EMINI 3rd week	68	9,010,000	2,650.00		8/19/2019		30,260
S&P500 EMINI	102	14,152,500	2,775.00		9/23/2019		172,890
TOTAL PURCHASED PUT OPTIONS (Cost $498,687)							271,150

		TOTAL PURCHASED OPTIONS (Cost $673,472)					527,560

Shares
	SHORT-TERM INVESTMENTS - 86.4%
	MONEY MARKET FUND - 3.4%
329,168	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 2.31% *#						329,168

Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 83.0%			Coupon Rate (%)		Maturity
1,400,000	United States Treasury Bill			0.000		7/18/2019	1,398,647
700,000	United States Treasury Bill #			0.000		8/15/2019	698,174
900,000	United States Treasury Bill			0.000		9/12/2019	896,245
1,400,000	United States Treasury Bill #			0.000		10/10/2019	1,391,791
1,000,000	United States Treasury Bill #			0.000		11/7/2019	992,627
1,500,000	United States Treasury Bill #			0.000		12/5/2019	1,486,868
1,100,000	United States Treasury Bill #			0.000		3/26/2020	1,083,990
							7,948,342

	TOTAL SHORT- TERM INVESTMENTS (Cost $8,268,436)						8,277,510

	TOTAL INVESTMENTS - 91.9% (Cost - $8,941,908)						$ 8,805,070
	SECURITIES SOLD SHORT - (2.3)% (Proceeds - $310,800)						(220,430)
	OPTIONS WRITTEN - (4.6) % (Proceeds - $671,507)						(441,377)
	OTHER ASSETS LESS LIABILITIES - 15.0%						1,440,302
	NET ASSETS - 100%						$ 9,583,565

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares							Value
	SECURITY SOLD SHORT - (2.3)%
	EXCHANGE TRADED FUND - (2.3)%
	SPECIALTY - (2.3)%
7,000	ProShares Ultra VIX Short-Term Futures ETF (Proceeds $310,800)						$ 220,430

	Contracts	Notional Amount	Exercise Price		Expiration		Value
WRITTEN CALL OPTIONS - (1.8)%
E-MINI SP M Week	37	$ 5,624,000	$ 3,040.00		7/2/2019		$ 92
S&P EMINI 3rd week	136	20,944,000	3,080.00		8/19/2019		46,240
S&P500 EMINI	204	31,620,000	3,100.00		9/23/2019		126,480
TOTAL WRITTEN CALL OPTIONS (Proceeds $148,335)							172,812

WRITTEN PUT OPTIONS - (2.8)%
E-MINI SP M Week	68	9,265,000	2,725.00		7/2/2019		170
E-MINI SP M Week	102	13,948,500	2,735.00		7/2/2019		510
E-MINI SP W Week	136	18,428,000	2,710.00		7/5/2019		2,720
S&P EMINI 1st week	170	22,950,000	2,700.00		7/8/2019		5,525
S&P EMINI 1st week	136	18,394,000	2,705.00		7/8/2019		4,420
S&P500 EMINI	16	2,120,000	2,650.00		8/1/2019		3,960
S&P EMINI 3rd week	136	17,000,000	2,500.00		8/19/2019		25,500
S&P EMINI 3rd week	272	34,272,000	2,520.00		8/19/2019		56,440
S&P500 EMINI	204	26,775,000	2,625.00		9/23/2019		169,320
TOTAL WRITTEN PUT OPTIONS (Proceeds $523,172)							268,565

		TOTAL WRITTEN OPTIONS (Proceeds $671,507)					441,377

Open Long Future Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
14	S&P500 E-Mini Future	Sep-19	$2,060,940	$8,125

^ Zero Coupon Bonds.
# All or a portion of this investment is segregated as collateral for option contracts and future contracts.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of June 30, 2019, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales - Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$256,410	$-	$-	$256,410
Purchased Put Options	271,150	-	-	271,150
U.S. Government Treasury Obligations	-	7,948,342	-	7,948,342
Short-Term Investment	329,168	-	-	329,168
Unrealized Appreciation on Open Long Future Contracts	18,278			18,278
Total	$875,006	$7,948,342	$-	$8,823,348
Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$220,430	$-	$-	$220,430
Written Call Options	172,812	-	-	172,812
Written Put Options	268,565	-	-	268,565
Total	$661,807	$-	$-	$661,807

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Premium Opportunity Fund	$7,987,645	$437,719	$(282,101)	$155,618

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	COMMON STOCKS - 91.7%
	ELECTRICAL EQUIPMENT - 17.0%
17,089	Allied Motion Technologies, Inc.	$647,673
11,774	Cognex Corp.	564,917
23,273	CyberOptics Corp. *	377,721
1,200	Keyence Corp.	736,551
7,445	Novanta, Inc. *	702,063
10,699	Renishaw PLC	579,796
4,248	Rockwell Automation, Inc.	695,950
		4,304,671
	HARDWARE - 2.9%
5,400	Nidec Corp.	738,027

	HOME & OFFICE PRODUCTS - 2.3%
6,237	iRobot Corp. *	571,559

	MACHINERY - 32.8%
40,509	ATS Automation Tooling Systems, Inc. *	660,296
14,141	Cargotec Oyj	537,544
13,000	Daifuku Co Ltd.	729,998
3,500	FANUC Corp	647,438
1,109,489	Fastbrick Robotics Ltd.	57,615
20,000	GEA Group AG *	569,400
18,400	Harmonic Drive Systems, Inc.	709,597
15,744	Isra Vision AG	702,469
6,219	Kardex AG	1,086,890
7,258	Krones AG	586,431
5,000	Kuka AG	290,964
14,200	Omron Corp.	740,709
40,000	Scott Technology Ltd.	58,568
17,100	Yaskawa Electric Corp.	580,898
34,200	Yushin Precision Equipment Co Ltd.	320,288
		8,279,105
	MEDIA - 2.1%
23,400	RPA Holdings, Inc. *	522,558

	MEDICAL EQUIPMENT & DEVICES - 17.7%
135,624	Accuray, Inc. *	524,865
382,301	Corindus Vascular Robotics, Inc. *	1,139,257
200,000	Ekso Bionics Holdings, Inc. *	254,000
13,670	Globus Medical, Inc. *	578,241
1,249	Intuitive Surgical, Inc. *	655,163
2,827	Tecan Group AG	734,150
439,752	TransEnterix, Inc. *	598,063
		4,483,739
AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares		Value
	SEMICONDUCTORS - 5.0%
24,644	Brooks Automation, Inc.	$954,955
17,855	Infineon Technologies AG	316,182
		1,271,137
	SOFTWARE - 11.9%
10,000	AVEVA Group PLC	514,426
20,000	Blue Prism Group PLC	351,775
40,817	Nuance Communications, Inc. *	651,847
8,664	Omnicell, Inc. *	745,364
5,712	Synopsys, Inc. *	735,077
		2,998,489

	TOTAL COMMON STOCKS - (Cost $21,778,424)	23,169,285

	TOTAL INVESTMENTS - 91.7% (Cost $21,778,424)	$23,169,285
	OTHER ASSETS LESS LIABILITIES - 8.3%	2,106,291
	NET ASSETS - 100%	$25,275,576

* Non-income producing security
AG - Aktiengesellschaft
OYJ - Julkinen osakeyhtiö
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,169,285	$-	$-	$23,169,285
Total	$23,169,285	$-	$-	$23,169,285

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Global Innovations Fund	$22,962,851	$3,285,461	$(3,079,027)	$206,434

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	COMMON STOCKS - 92.3%
	AEROSPACE & DEFENSE - 0.5%
896	Woodward, Inc.	$101,391

	BANKING - 22.8%
32,449	Ameris Bancorp	1,271,676
10,855	Bank of NT Butterfield & Son Ltd.	368,636
44,085	Home BancShares, Inc.	849,077
82,903	Investors Bancorp, Inc.	924,368
19,259	Pinnacle Financial Partners, Inc.	1,107,007
		4,520,764
	BIOTECHNOLOGY & PHARMACEUTICALS - 25.6%
32,229	Aerie Pharmaceuticals, Inc. *	952,367
56,289	Aimmune Therapeutics, Inc. *	1,171,937
7,012	Amicus Therapeutics, Inc. *	87,510
3,469	Array BioPharma, Inc. *	160,719
1,247	Blueprint Medicines Corp. *	117,629
2,500	FibroGen, Inc. *	112,950
15,240	Horizon Pharma Plc *	366,674
8,441	Immunomedics, Inc. *	117,077
13,282	Intercept Pharmaceuticals, Inc. *	1,056,849
4,929	Madrigal Pharmaceuticals, Inc. *	516,608
1,298	Sage Therapeutics, Inc. *	237,651
2,014	Supernus Pharmaceuticals, Inc. *	66,643
1,634	Ultragenyx Pharmaceutical, Inc. *	103,759
		5,068,373
	CHEMICALS - 1.0%
6,407	PolyOne Corp.	201,116

	COMMERCIAL SERVICES - 4.7%
5,174	ABM Industries, Inc.	206,960
6,366	ASGN, Inc. *	385,779
2,315	Brink's Co.	187,932
5,232	Healthcare Services Group, Inc.	158,634
		939,305
	CONSTRUCTION MATERIALS - 0.6%
5,643	Summit Materials, Inc. *	108,627

	ENGINEERING & CONSTRUCTION SERVICES - 7.8%
1,687	EMCOR Group, Inc.	148,625
26,523	Granite Construction, Inc.	1,277,878
1,471	TopBuild Corp. *	121,740
		1,548,243
	HEALTHCARE FACILITIES & SERVICES - 11.2%
12,417	PRA Health Sciences, Inc. *	1,231,145
19,398	Syneos Health, Inc. *	991,044
		2,222,189
AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares		Value
	MACHINERY - 1.7%
10,868	Rexnord Corp. *	$328,431

	MACHINERY - 1.1%
1,483	Allegiant Travel Co.	212,810

	REAL ESTATE - 4.3%
10,193	PotlatchDeltic Corp.	397,323
4,937	QTS Realty Trust, Inc.	227,991
2,757	Ryman Hospitality Properties, Inc.	223,565
		848,879
	RETAIL - CONSUMER STAPLES - 1.9%
7,510	PriceSmart, Inc.	383,911

	RETAIL - DISCRETIONARY - 2.4%
5,019	Children's Place, Inc.	478,712

	SEMICONDUCTORS - 0.5%
880	Silicon Laboratories, Inc. *	90,992

	SOFTWARE - 1.4%
5,861	Carbon Black, Inc. *	97,996
1,936	j2 Global, Inc.	172,091
		270,087
	TECHNOLOGY SERVICES - 1.4%
3,738	Maximus, Inc.	271,154

	TELECOMMUNICATIONS - 0.9%
7,328	8x8, Inc. *	176,604

	TRANSPORTATION & LOGISTICS - 1.7%
10,167	Knight-Swift Transportation Holdings, Inc.	333,883

	WASTE & ENVIRONMENTAL SVCS & EQUIPMENT - 0.8%
5,236	Advanced Disposal Services, Inc. *	167,087

	TOTAL COMMON STOCKS - (Cost $18,848,616)	18,272,558

	SHORT-TERM INVESTMENT - 7.4%
	MONEY MARKET FUND - 7.4%
1,477,521	First American Government Obligations Fund - Class U
	to yield 2.38% ** (Cost $1,477,521)	1,477,521

	TOTAL INVESTMENTS - 99.7% (Cost $20,326,137)	$19,750,079
	OTHER ASSETS LESS LIABILITIES - 0.3%	54,302
	NET ASSETS - 100%	$19,804,381

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,272,558	$-	$-	$18,272,558
Short-Term Investment	1,477,521	-	-	1,477,521
Total	$19,750,079	$-	$-	$19,750,079

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Small Cap	$21,350,868	$1,119,317	$(2,720,106)	$(1,600,789)